Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		$ 24,853
Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		4,456
Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		20,397
Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	$ 32,827
Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	5,452
Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	27,375
Bearer Plant | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		23,743
Bearer Plant | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		3,694
Bearer Plant | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		20,049
Buildings | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		542
Buildings | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		251
Buildings | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		291
Buildings | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	531
Buildings | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	280
Buildings | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	251
Plant and Machinery | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		507
Plant and Machinery | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		456
Plant and Machinery | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		51
Plant and Machinery | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	497
Plant and Machinery | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	466
Plant and Machinery | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	31
Fixtures and Equipment | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		18
Fixtures and Equipment | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		17
Fixtures and Equipment | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		1
Fixtures and Equipment | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	18
Fixtures and Equipment | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	17
Fixtures and Equipment | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Motor Vehicles | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		1
Motor Vehicles | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		1
Motor Vehicles | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net
Motor Vehicles | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Motor Vehicles | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Motor Vehicles | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net
Software | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		21
Software | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		19
Software | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		2
Software | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	21
Software | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	20
Software | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Leasehold Improvements | Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		21
Leasehold Improvements | Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		18
Leasehold Improvements | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		$ 3
Leasehold Improvements | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	20
Leasehold Improvements | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	19
Leasehold Improvements | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Bearer Plant | Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	31,739
Bearer Plant | Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	4,649
Bearer Plant | Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	$ 27,090